Earnings Per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income from continuing operations	$ 186,511	$ 145,531	$ 8,861
Net income from discontinued operations	13,248	9,134	13,877
Net income	$ 199,759	$ 154,665	$ 22,738
Average number of common shares outstanding used to calculated basic earnings per common share (in shares)	179,529,613	186,713,020	186,663,593
Less: Average unallocated ESOP shares (in shares)	(14,019,256)	(14,520,684)	(14,851,058)
Average number of common shares outstanding used to calculated basic earnings per common share (in shares)	165,510,357	172,192,336	171,812,535
Common stock equivalents - restricted stock awards and units (in shares)	138,214	59,721	0
Average number of common shares outstanding used to calculate diluted earnings per common share (in shares)	165,648,571	172,252,057	171,812,535
Basic earnings per share
Basic earnings per share from continuing operations (in dollars per share)	$ 1.13	$ 0.85	$ 0.05
Basic earnings per share from discontinued operations (in dollars per share)	0.08	0.05	0.08
Basic earnings per share (in dollars per share)	1.21	0.90	0.13
Diluted earnings per share
Diluted earnings per share from continuing operations (in dollars per share)	1.13	0.85	0.05
Diluted earnings per share from discontinued operations (in dollars per share)	0.08	0.05	0.08
Diluted earnings per share (in dollars per share)	$ 1.21	$ 0.90	$ 0.13